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         (Letterhead of Dean Witter Reynolds, Inc.)










                                        Rule 497(j)
                                        Reg. No. 333-63283


Pursuant to Rule 497 (j) promulgated under the Securities
Act of 1933, the Registrant, Morgan Stanley Dean Witter
Select Equity Trust, The Competitive Edge Best Ideas
Portfolio - October 1998 hereby certifies as follows:

1) the form of the prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.

                         MORGAN STANLEY DEAN WITTER
                         SELECT EQUITY TRUST,
                         THE COMPETITIVE EDGE BEST IDEAS
                         PORTFOLIO OCTOBER 1998
                         (Registrant)

                         By:  Dean Witter Reynolds Inc.


                              Thomas Hines/s/
                              Thomas Hines
                              Authorized Signatory


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549



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